Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement [Line Items]
Net Income	$ 4,377	$ 13,537
Other Comprehensive Income (Loss), net of taxes (Note 22)
Reclassification to earnings of (gains) during the year	(31)	(11)
Other comprehensive income net of tax OCI debt financial assets	(105)	(531)
Net change in unrealized (losses) on cash flow hedges
(Losses) on derivatives designated as cash flow hedges arising during the year (Note 8)	(1,292)	(4,999)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the year (Note 10)	973	(315)
Other comprehensive income net of tax cash flow hedges	(319)	(5,314)
Net gains on translation of net foreign operations
Unrealized gains on translation of net foreign operations	1,399	3,202
Unrealized (losses) on hedges of net foreign operations	(373)	(332)
Reclassification to earnings of net losses related to divestitures (Note 10)	0	29
Other comprehensive income, net of taxes, translation of net foreign operations	1,026	2,899
Items that will not be reclassified to net income
Net unrealized gains on fair value through OCI equity securities arising during the year	0	1
Net gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)	(1)	659
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(291)	1,282
Items that will not be reclassified to net income	(292)	1,942
Other Comprehensive Income (Loss), net of taxes (Note 22)	310	(1,004)
Total Comprehensive Income	4,687	12,533
Attributable to:
Bank shareholders	4,675	12,533
Non-controlling interest in subsidiaries	12
Total Comprehensive Income	4,687	12,533
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes (Note 22)
Unrealized (losses) on fair value through OCI debt securities arising during the year	$ (74)	$ (520)